Submission	Feb. 26, 2025
Submission [Line Items]
Central Index Key	0001648416
Registrant Name	Ferrari N.V.
Registration File Number	333-285251
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES